Condensed Combined Statements of Changes in Parent Company Net Investment - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Balance	$ 98,481	$ 63,509	$ 76,152	$ 37,792	$ 37,792	$ 223
Net transaction from parent company	16,524	34,947	59,023	91,187	111,090	112,864
Net loss	(12,647)	(24,856)	(32,817)	(55,379)	(72,730)	(75,295)
Balance	102,358	73,600	102,358	73,600	76,152	37,792
Parent [Member]
Balance	98,481	63,509	76,152	37,792	37,792	223
Net transaction from parent company	16,524	34,947	59,023	91,187	111,090	112,864
Net loss	(12,647)	(24,856)	(32,817)	(55,379)	(72,730)	(75,295)
Balance	$ 102,358	$ 73,600	$ 102,358	$ 73,600	$ 76,152	$ 37,792